Licensing and Collaborative Agreements	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Licensing and Collaborative Agreements

12.  Licensing and Collaborative Agreements

University Health Network

On September 17, 2007, we entered into a Sponsored Research Collaboration Agreement (SRCA) with University Health Network (UHN) to develop certain stem cell technologies for drug discovery, development and rescue technologies. The SRCA was amended on April 19, 2010 to extend the term to five years and give us various options to extend the term for an additional three years. On December 15, 2010, we entered into a second amendment with UHN to expand the scope of work to include induced pluripotent stem cell technology and to further expand the scope of research and term extension options. On April 25, 2011, we and UHN amended the SRCA a third time to expand the scope to include therapeutic and stem cell therapy applications of induced pluripotent cells and to extend the date during which we may elect to fund additional projects to April 30, 2012.  On October 24, 2011, we and UHN amended the SRCA a fourth time to identify five key programs to further support our core drug rescue initiatives and potential cell therapy applications.  In October 2012, we issued a promissory note in the principal amount of $549,500 and a warrant to UHN as payment in full for services rendered under the fourth amendment. We also entered into Amendment No. 5 to the SRCA establishing the sponsored research projects and the sponsored research budgets under the SRCA from October 1, 2012 to September 30, 2013.  During our fiscal year ended March 31, 2015, our financial condition precluded further sponsored research activities with UHN.

Concurrent with the execution of the fourth amendment to the SRCA, we also entered into a License Agreement with UHN under the terms of which UHN granted us exclusive rights to the use of a novel molecule that can be employed in the identification and isolation of mature and immature human cardiomyocytes from pluripotent stem cells, as well as methods for the production of cardiomyocytes from pluripotent stem cells that express this marker.  In consideration for the grant of the license, we have agreed to make payments to UHN totaling $3.9 million, if, and when, we achieves certain commercial milestones set forth in the License Agreement, and to pay UHN royalties based on our receipt of revenue attributable to the licensed patents.

U.S. National Institutes of Health

During fiscal years 2006 through 2008, the U.S. National Institutes of Health ("NIH") awarded VistaGen California a $4.2 million grant to support preclinical development of AV-101, our lead drug candidate for treatment of neuropathic pain and other neurodegenerative diseases such as Huntington’s and Parkinson’s diseases.  In June 2009, the NIH awarded VistaGen California a $4.2 million grant to support the Phase I clinical development of AV-101, which amount was subsequently increased to a total of $4.6 million in July 2010.  The grant expired in the ordinary course on June 30, 2012 and all funds had been expended.  In February 2015, we entered into a Cooperative Research and Development Agreement with the National Institute of Mental Health to collaborate on an NIH-sponsored Phase 2 clinical study of the efficacy and safety of AV-101 in subjects with MDD. The study is expected to commence late in the third quarter of 2015 and be completed in 2016.

Cato Research Ltd.

We have built a strategic development relationship with Cato Research Ltd. (“CRL”), a global contract research and development organization, or CRO, and an affiliate of one of the Company’s largest institutional stockholders.  CRL has provided us with access to essential CRO services and regulatory expertise supporting our AV-101 preclinical and clinical development programs and other projects.  We recorded research and development expenses for CRO services provided by CRL in the amounts of $38,100 and $52,500 for the fiscal years ended March 31, 2015 and 2014, respectively.  In October 2012, we issued an unsecured promissory note in the principal amount of $1,009,000, and a warrant exercisable for 50,450 shares of our common stock, as payment in full of all amounts owed to CRL for CRO services rendered to us through December 31, 2012.